Note 8 Fair value of financial instruments at amortized cost by valuation technique (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 2 Of Fair Value Hierarchy [Member] | Loans and advances to central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	€ 0	€ 0	€ 0
Level 2 Of Fair Value Hierarchy [Member] | Loans and advances to credit institutions [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	1,289	863	1,883
Level 2 Of Fair Value Hierarchy [Member] | Customers [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	1,571	3,416	3,904
Level 2 Of Fair Value Hierarchy [Member] | Debt securities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	10,533	8,755	9,279
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	266,194
Level 2 Of Fair Value Hierarchy [Member] | Deposits from central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Credit institutions deposits [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	20,546	14,853	22,914
Level 2 Of Fair Value Hierarchy [Member] | Deposits from customers [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	230,821	209,345	210,097
Level 2 Of Fair Value Hierarchy [Member] | Debt certificates [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	7,240	10,014	14,413
Level 2 Of Fair Value Hierarchy [Member] | Other financial liabilities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	7,587	9,636	7,854
Level 3 Of Fair Value Hierarchy [Member] | Loans and advances to central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	142	0	0
Level 3 Of Fair Value Hierarchy [Member] | Loans and advances to credit institutions [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	14,711	12,329	12,641
Level 3 Of Fair Value Hierarchy [Member] | Customers [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	355,247	318,059	310,924
Level 3 Of Fair Value Hierarchy [Member] | Debt securities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Assets	1,012	817	440
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	181,746
Level 3 Of Fair Value Hierarchy [Member] | Deposits from central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	300	300	207
Level 3 Of Fair Value Hierarchy [Member] | Credit institutions deposits [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	6,231	4,916	4,633
Level 3 Of Fair Value Hierarchy [Member] | Deposits from customers [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	160,278	137,803	129,525
Level 3 Of Fair Value Hierarchy [Member] | Debt certificates [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	8,368	4,391	4,848
Level 3 Of Fair Value Hierarchy [Member] | Other financial liabilities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Liabilities	€ 6,568	€ 5,606	€ 5,676
Assets [member] | Financial assets at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Financial instruments valuation methods	Present-value method(Discounted future cash flows)
Assets [member] | Loans and advances to central banks [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Prepayment rates- Interest rate yield
Assets [member] | Loans and advances to credit institutions [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Prepayment rates- Interest rate yield
Assets [member] | Customers [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Prepayment rates- Interest rate yield
Assets [member] | Debt securities [Member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Main inputs used	- Credit spread- Interest rate yield
Liabilities [member] | Financial liabilities at amortised cost, category [member]
Fair value of financial instruments at amortized cost by valuation technique [Line Items]
Financial instruments valuation methods	Present-value method(Discounted future cash flows)
Main inputs used	- Issuer´s credit risk- Prepayment rates- Interest rate yield